FAEGRE DRINKER BIDDLE & REATH LLP

 One Logan Square

 Suite 2000

 Philadelphia, PA 19103-6996

 215-988-2700

 Fax: 215-988-2757

 www.faegredrinker.com

June 7, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc.(“RBB”)
(1933 Act Registration No. 033-20827)
(1940 Act Registration No. 811-05518)

Ladies and Gentlemen:

On behalf of RBB, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is the pre-effective amendment No.2 to RBB’s initial registration statement on Form N-14, including exhibits (the “Initial Registration Statement”). This filing relates to the following:

i. the proposed acquisition by Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, each a newly formed series of RBB (the “Acquiring Oakhurst Funds”), of the assets and liabilities of the corresponding Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, each a series of F/m Funds Trust, in exchange for shares of each corresponding Acquiring Oakhurst Funds; and

ii. the proposed acquisition by the F/m Investments Large Cap Focused Fund, a newly formed series of RBB (the “Acquiring F/m Fund”), of all assets and liabilities of the F/m Investments Large Cap Focused Fund, a series of F/m Funds Trust, in exchange for shares of the Acquiring F/m Fund.

The Initial Registration Statement was filed on April 28, 2023. The pre-effective amendment No.1 to the Initial Registration Statement was filed on May 17, 2023 to delay the effectiveness of the Initial Registration Statement. This pre-effective amendment No.2 is being filed in order to reflect changes made to the Initial Registration Statement in response to the comments received from the Securities and Exchange Commission staff and to complete the filing.

We respectfully request that this pre-effective amendment No. 2 be declared effective as soon as practicable. A formal request for acceleration, which proposes that the pre-effective amendment No.2 become effective on June 8, 2023 or as soon thereafter as practicable, is submitted as correspondence with this filing.

Questions and comments concerning the enclosed materials may be directed to me at 215-988-2571.

Very truly yours,

/s/ Cheri R. Williams
Cheri R. Williams

Enclosures